Related-Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Research and development	$ 7,648,000	$ 8,538,000	$ 16,746,000	$ 14,672,000
Accounts payable and accrued expenses	5,022,000		2,652,000	2,202,000
NKMAX
Related Party Transaction [Line Items]
Research and development	0	100,000
Purchases of laboratory supplies
Related Party Transaction [Line Items]
Accounts payable and accrued expenses			100,000
Related Party [Member]
Related Party Transaction [Line Items]
Research and development	0	197,000	439,000	209,000
Accounts payable and accrued expenses	0		81,000	0
Related Party [Member] | Advisory and research services
Related Party Transaction [Line Items]
Research and development			400,000
Accounts payable and accrued expenses			100,000
Related Party [Member] | Advisory and research services | Paul Song
Related Party Transaction [Line Items]
Research and development	$ 0	$ 200,000		0
Accounts payable and accrued expenses			100,000
Related Party [Member] | Advisory and research services | ATGEN Canada
Related Party Transaction [Line Items]
Research and development			0	200,000
Accounts payable and accrued expenses			0	0
Related Party [Member] | Purchases of laboratory supplies | NKMAX
Related Party Transaction [Line Items]
Research and development			100,000	100,000
Accounts payable and accrued expenses			$ 100,000	$ 0